Receivables from Financial Services - Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	¥ 148,179	¥ 138,424
Unearned finance income	(11,623)	(12,134)
Unguaranteed residual value	93,616	80,485
Net investment in the lease	230,172	206,775
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	40,726	36,880
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	46,851	42,831
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	25,814	26,085
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	18,542	18,064
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	6,600	6,150
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	¥ 9,646	¥ 8,414